Subsequent events (Details Narrative) - Subsequent Events [Member] - shares		1 Months Ended
	Mar. 04, 2025	Feb. 28, 2025
Statement [Line Items]
Description of private placement	the Company closed a private placement for 9,200,000 flow through common shares at a price of CAD$0.35 per share for gross proceeds of CAD$3.2 million
Cancelled RSUs shares		58,481